Share-based payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Oct. 31, 2020 € / shares	Jun. 30, 2020 € / shares	Apr. 30, 2020 € / shares	Nov. 30, 2019 € / shares	Jun. 30, 2019 € / shares	Jun. 30, 2018 € / shares	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares		€ 135.75	€ 86.32	€ 247.6	€ 200.22	€ 196.15	€ 119.53	€ 113.49	€ 113.49	€ 80.82
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,365,743	4,358,069	3,536,651	5,365,743							2,862,216
Weighted average remaining contractual life	7 years 29 days	7 years 3 months 7 days	7 years 9 months 26 days
2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	272,017			272,017
Weighted average remaining contractual life	3 years 29 days
7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	408,399			408,399
Weighted average remaining contractual life	4 years 2 months 27 days
10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	371,128			371,128
Weighted average remaining contractual life	5 years 7 months 13 days
18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	563,180			563,180
Weighted average remaining contractual life	6 years 10 months 13 days
80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	841,587			841,587
Weighted average remaining contractual life	5 years 5 months 16 days
113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,305,650			1,305,650
Weighted average remaining contractual life	7 years 7 months 21 days
196.15 - 247.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,603,782			1,603,782
Weighted average remaining contractual life	9 years 3 months 15 days
Minimum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.44
Minimum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.17
Minimum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.34
Minimum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	18.41
Minimum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	80.82
Minimum | 113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	113.49
Minimum | 196.15 - 247.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	196.15
Maximum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	3.95
Maximum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	9.47
Maximum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	14.13
Maximum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	21.17
Maximum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	86.32
Maximum | 113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	135.75
Maximum | 196.15 - 247.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 247.60